Capital Management (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Summary of Company's Capital Structure

At December 31, 2014 and 2013, the Company’s capital structure was as follows:

December 31 (millions of Canadian dollars)	2014	2013
Long-term debt payable within one year	552	756
Less: cash and cash equivalents	100	565

	452	191
Long-term debt	8,373	8,301
Preferred shares	323	323
Common shares	3,314	3,314
Retained earnings	4,249	3,787

	7,563	7,101

Total capital	16,711	15,916